Cash and Cash Equivalents - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Restricted cash used as collateral by the banks for the issuance of bills to suppliers	¥ 27.7	¥ 76.0		$ 4.0
Undrawn borrowing facilities	518.0	474.2		74.5
Loan commitment fee incurred	0.0	0.0	¥ 0.1
Fixed deposits held with related party	¥ 36.6	¥ 140.3		$ 5.3
Bottom of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate on bank deposits	1.25%	0.13%		1.25%
Top of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate on bank deposits	5.15%	1.55%		5.15%